GOVERNMENT GRANTS (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Deduction from payroll and overhead cost of revenues and operating expenses	$ 1.2
Grants Receivable	$ 2.0
TAT Industries [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Grants Receivable		$ 3.6